Employee Benefits - Stock Option Transactions (Detail)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 EUR (€)	Dec. 31, 2013 Euro [Member]	Dec. 31, 2013 USD [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding options, Beginning Balance			1,128,162	494,836
Granted			28,308	101,400	[1]
Exercised			(358,581)	(178,374)
Forfeited			(4,234)	(7,311)
Expired			(11,353)	(3,916)
Outstanding options, Ending Balance			782,302	406,635
Exercisable			731,452	325,026
Outstanding, Weighted average exercise price, Beginning Balance	$ 19.06	€ 16.38
Granted, Weighted average exercise price	$ 60.86	€ 58.35
Exercised, Weighted average exercise price	$ 14.86	€ 15.12
Forfeited, Weighted average exercise price	$ 23.81	€ 20.27
Expired, Weighted average exercise price	$ 11.33	€ 10.11
Outstanding, Weighted average exercise price, Ending Balance	$ 31.31	€ 18.55
Exercisable, Weighted average exercise price	$ 23.61	€ 16.85

[1]	USD-denominated grants include 79,153 options with a weighted average exercise price of USD 53.07 which have been assumed by ASML as part of the acquisition of Cymer.